Capital stock - Voting Common Shares (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022
Disclosure of classes of share capital [line items]
Issued capital	$ 52,268,158	$ 50,395,717
Capital stock
Disclosure of classes of share capital [line items]
Shares outstanding	12,098,221	11,172,800	9,484,902	8,417,923